MH Elite Income Fund of Funds
Investment Objective
The Fund’s primary investment objective is income, with the potential for capital appreciation as a secondary objective.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	MH Elite Income Fund of Funds USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee (as a percentage of Assets)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MH Elite Income Fund of Funds
Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	none
Other Expenses	0.25%	[1]
Acquired Fund Fees and Expenses	0.55%	[2]
Total Annual Fund Operating Expenses	1.80%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay all the expenses of the Fund other than investment advisory fees, other expenses as per the administrative services agreement and acquired fund fees. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .36%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MH Elite Income Fund of Funds | USD ($)	185	582	1,020	2,321

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.17% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Income Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 15 to 25 unaffiliated open-end mutual funds (underlying funds) with an investment objective that seeks to provide current income and/or total return. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including funds that invest in U.S. treasury securities that are backed by the full faith and credit of the U.S. Government, corporate bonds, bank debt, mortgage backed securities, inflation indexed securities, debt securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. The credit quality of the bonds purchased by the underlying funds will range from unrated junk bonds to investment grade. The underlying funds will also invest in bonds of various maturities. The Fund may also invest in conservative asset allocation funds, which in turn employ a strategy of investing in a combination of bonds and common stocks, whereby the stock allocation is less than 40%, and equity funds that invest in dividend paying common stocks to generate income. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in debt securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification or a change in the underlying fund’s portfolio manager.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the bond and stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•	Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;

•	Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;

•	Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;

•	Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

•	Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;

•	Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;

•	Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;

•	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•	High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid, harder to value and are subject to greater price volatility than higher credit quality securities;

•	Interest Rate Risk - The income and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise the market prices of debt securities will usually decline. Conversely, when interest rates fall the prices of debt securities will usually increase. A potential rise in interest rates may result in periods of greater volatility, increased redemptions and potential liquidations of portfolio securities at disadvantageous prices and times. Longer term securities may be more sensitive and fluctuate more in response to interest rate changes than the market price of shorter term securities. Due to historically low interest rates, the Fund may be subject to heightened risks if and when interest rates rise as the value of the fixed income investments held by the Fund may decline in value.

•	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•	Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves;

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Income Fund of Funds Calendar Year Total Returns

*2011 - From inception: 8/15/2011 to 12/31/2011

During the period shown in the bar chart, the highest return for a quarter was 2.87% (quarter ending 6/30/2016) and the lowest return for a quarter was -2.68% (quarter ending 6/30/2013).

MH Elite Income Fund of Funds Average Annual Total Returns Periods Ended December 31, 2017
Average Annual Total Returns - MH Elite Income Fund of Funds	1 Year	5 Years	Since Inception
MH Elite Income Fund of Funds	5.40%	2.18%	2.89%
MH Elite Income Fund of Funds | After Taxes on Distributions	4.71%	1.48%	2.19%
MH Elite Income Fund of Funds | After Taxes on Distributions and Sales	3.56%	1.67%	2.28%
Barclay’s US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.54%	2.10%	2.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.